Share-based Compensation - Summary of Restricted Shares Activities (Details) - Restricted Shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of restricted shares
Unvested at beginning period, Shares	22,983	22,538	19,316
Granted shares	11,791	10,580	11,747
Vested, Shares	(4,534)	(3,604)	(3,012)
Forfeited, Shares	(6,745)	(6,531)	(5,513)
Unvested at ending period, Shares	23,495	22,983	22,538
Weighted Average Grant Date Fair Value
Unvested at beginning period, Weighted Average Grant Date Fair Value	$ 3.21	$ 3.91	$ 4.75
Granted, Weighted Average Grant Date Fair Value	1.52	1.4	2.55
Vested, Weighted Average Grant Date Fair Value	2.17	3.02	4.46
Forfeited, Weighted Average Grant Date Fair Value	1.74	2.79	3.66
Unvested at ending period, Weighted Average Grant Date Fair Value	$ 2.99	$ 3.21	$ 3.91
Weighted average remaining contractual life	7 years 11 months 19 days